SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details) - 12 months ended Dec. 31, 2025	Options Option shares $ / shares	Options Option shares $ / shares $ / shares	Options Option $ / shares
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments granted | shares	862,576	862,576
Minimum
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Percentage of subordinate voting shares	0.00%	0.00%
Maximum
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Percentage of subordinate voting shares	225.00%	225.00%
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	1,900,639	1,900,639
Number of other equity instruments granted | Option	2,397,290	2,397,290
Number of other equity instruments settled | Option	(1,739,834)	(1,739,834)
Number of other equity instruments forfeited | Option	(132,305)	(132,305)
Number of other equity instruments outstanding at end of period | Option	2,425,790	2,425,790
Number of other equity instruments expected to vest | Option	2,210,329	2,210,329	2,210,329
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share)	$ 34.75
Weighted average exercise price of other equity instruments granted (US$ per share)	44.48
Weighted average exercise price of other equity instruments settled (US$ per share)	38.41
Weighted average exercise price of other equity instruments forfeited (US$ per share)	36.1
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share)	41.67
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share)	$ 42.33	$ 42.33
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	121,346	121,346
Number of other equity instruments granted | Option	24,209	24,209
Number of other equity instruments settled | Option	0	0
Number of other equity instruments forfeited | Option	0	0
Number of other equity instruments outstanding at end of period | Option	145,555	145,555
Number of other equity instruments expected to vest | Option	145,555	145,555	145,555
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share)	$ 31.79
Weighted average exercise price of other equity instruments granted (US$ per share)	47.09
Weighted average exercise price of other equity instruments settled (US$ per share)	0
Weighted average exercise price of other equity instruments forfeited (US$ per share)	0
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share)	34.33
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share)	$ 34.33	$ 34.33
PSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Options	0	0
Number of other equity instruments granted | Options	862,576	862,576
Number of other equity instruments outstanding at end of period | Options	862,576	862,576
Number of other equity instruments expected to vest | Options	862,576	862,576	862,576
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share)		$ 0
Weighted average exercise price of other equity instruments granted (US$ per share)		42.96
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share)		$ 42.96
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share)			$ 42.96